FAIR VALUE MEASUREMENTS	9 Months Ended
Sep. 30, 2012
Fair Value Disclosures [Abstract]
NOTE 7 - FAIR VALUE MEASUREMENTS

The following table presents the embedded conversion derivative liabilities, the Company’s only financial liabilities measured and recorded at fair value on the Company’s consolidated balance sheets on a recurring basis and their level within the fair value hierarchy as of September 30, 2012.

	Total	Level 1	Level 2	Level 3
Embedded conversion derivative liabilities	$1,520,394	$-	$-	$1,520,394

The following table reconciles, for the nine months ended September 30, 2012, the beginning and ending balances for financial instruments that are recognized at fair value in the consolidated financial statements:

Balance of embedded conversion derivative liability, December 31, 2011	$-
Fair value of embedded conversion derivative liabilities at issuance	1,192,127
Loss at issuance	161,100
Loss on fair value adjustments to embedded conversion derivative liabilities	167,167
Balance of embedded conversion derivative liabilities, September 30, 2012	$1,520,394

The fair value of the conversion features are calculated at the time of issuance and the Company records a derivative liability for the calculated value using a Black-Scholes option-pricing model. Changes in the fair value of the derivative liability are recorded in other income (expense) in the consolidated statements of operations. Upon conversion of the convertible debt to stock, the Company reclassifies the related embedded conversion derivative liability to additional paid in capital.

When the fair value of the embedded conversion derivative liability exceeds the carrying value of the convertible debentures on the issuance date, the convertible debentures is recorded at a full discount and the excess amount of the embedded derivative liability over the carrying value of the convertible debenture is recognized as a loss on derivative upon issuance. The Company has considered the provisions of ASC 480, Distinguishing Liabilities from Equity, as the conversion feature embedded in each debenture could result in the stated note principal being converted to a variable number of the Company’s common shares.

The Company believes the recorded values of its other financial instruments (consisting of cash, accounts receivable, accounts payable, accrued liabilities, line of credit and due to related parties) approximate their fair values because of their nature and respective maturity dates or durations.